UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Municipal Income Fund

Semiannual Report

September 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2018

Eaton Vance

Floating-Rate Municipal Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	18

Board of Trustees’ Contract Approval	19

Officers and Trustees	22

Important Notices	23

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2018

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	0.79%	1.41%	0.73%	2.64%
Class A with 2.25% Maximum Sales Charge	—	—	–1.51	–0.91	0.26	2.41
Class I at NAV	08/03/2010	05/29/1992	0.87	1.46	0.86	2.75
Bloomberg Barclays 1 Year Municipal Bond Index	—	—		0.57%	0.71%	1.30%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
					0.60%	0.45%

% Distribution Rates/Yields[4]					Class A	Class I
Distribution Rate					1.45%	1.60%
Taxable-Equivalent Distribution Rate					2.45	2.70
SEC 30-day Yield					1.34	1.52
Taxable-Equivalent SEC 30-day Yield					2.26	2.57

Fund Profile

Credit Quality (% of total investments)5

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays 1 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-2 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective August 19, 2013, the Fund changed its investment objective and policies. Prior to August 19, 2013, the Fund employed a strategy of investing in fixed-rate bonds with a dollar-weighted average portfolio duration of between three and nine years. Performance prior to August 19, 2013 reflects the Fund’s performance under its former investment objective and policies.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 – September 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/18)	Ending Account Value (9/30/18)	Expenses Paid During Period* (4/1/18 – 9/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,007.90	$2.97	0.59%
Class I	$1,000.00	$1,008.70	$2.22	0.44%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.10	$2.99	0.59%
Class I	$1,000.00	$1,022.90	$2.23	0.44%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2018.

4

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 102.5%
Security	Principal Amount (000’s omitted)	Value

Education — 12.1%
California Infrastructure and Economic Development Bank, (The Colburn School), 2.56%, (SIFMA + 1.00%), 6/1/20 (Put Date), 8/1/37(1)	$2,000	$2,015,860
California Infrastructure and Economic Development Bank, (The Colburn School), 2.76%, (SIFMA + 1.20%), 6/1/22 (Put Date), 8/1/37(1)	20,000	20,481,400
Colorado School of Mines, 1.916%, (67% of 1 mo. USD LIBOR + 0.50%), 2/1/23(1)	3,000	2,995,920
Montana State University, 2.01%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,900	1,900,798
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 2.28%, (SIFMA + 0.72%), 9/1/23 (Put Date), 9/1/51(1)	10,000	10,000,000
Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.20% to 11/1/21 (Put Date), 11/1/31	2,000	1,956,700
University of Cincinnati, OH, 1.842%, (67% of 1 mo. USD LIBOR + 0.34%), 6/1/20(1)	5,000	5,002,750
University of Michigan, 1.83%, (SIFMA + 0.27%), 4/1/22 (Put Date), 4/1/33(1)	2,995	2,998,654
University of North Carolina at Chapel Hill, 1.816%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	11,400	11,414,250
University of Pittsburgh, 1.80%, (SIFMA + 0.24%), 9/15/21(1)	2,000	2,000,500
West Virginia University, 2.09%, (SIFMA + 0.53%), 10/1/19 (Put Date), 10/1/41(1)	4,500	4,502,925
		$65,269,757

Electric Utilities — 4.8%
California Municipal Finance Authority, (Anaheim System District), 1.91%, (SIFMA + 0.35%), 12/1/20 (Put Date), 10/1/45(1)	$4,300	$4,305,117
Long Island Power Authority, NY, Electric System Revenue, 2.36%, (70% of 1 mo. USD LIBOR +0.75%), 10/1/23 (Put Date), 5/1/33(1)	10,000	10,000,100
Oklahoma Municipal Power Authority, 2.36%, (SIFMA + 0.80%), 1/1/23(1)	8,000	8,002,000
San Antonio, TX, Electric and Gas Systems Revenue, 2.00% to 12/1/18 (Put Date), 12/1/27	3,500	3,499,965
		$25,807,182

General Obligations — 16.6%
Bethlehem Area School District Authority, PA, 2.051%, (70% of 1 mo. USD LIBOR + 0.49%), 11/1/21 (Put Date), 1/1/30(1)	$7,985	$7,978,053
Bethlehem Area School District Authority, PA, 2.041%, (70% of 1 mo. USD LIBOR + 0.48%), 11/1/21 (Put Date), 7/1/31(1)	2,000	1,997,680

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
California, 2.177%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	$3,450	$3,473,150
California, 2.307%, (70% of 1 mo. USD LIBOR + 0.83%), 12/3/18 (Put Date), 12/1/29(1)	4,300	4,301,763
Connecticut, 2.19%, (SIFMA + 0.63%), 3/1/20(1)	1,000	1,002,740
Connecticut, 2.31%, (SIFMA + 0.75%), 3/1/21(1)	275	276,554
Connecticut, 2.41%, (SIFMA + 0.85%), 3/1/22(1)	700	706,405
Connecticut, 2.58%, (SIFMA + 1.02%), 8/15/20(1)	3,000	3,030,630
Delaware Valley Regional Finance Authority, PA, 2.176%, (67% of 1 mo. USD LIBOR +0.76%), 9/1/24 (Put Date), 9/1/48(1)	13,000	12,982,320
Delaware Valley Regional Finance Authority, PA, 2.09%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	9,100	9,103,367
Everett, WA, 1.96%, (SIFMA + 0.40%), 12/1/19 (Put Date), 12/1/34(1)	1,405	1,406,419
Illinois, 5.00%, 8/1/19	3,000	3,057,690
Illinois, 5.00%, 12/1/19	1,000	1,026,370
Illinois, 5.00%, 8/1/20	3,000	3,104,340
Illinois, Series 2016, 5.00%, 11/1/18	1,500	1,502,910
Illinois, Series 2017A, 5.00%, 11/1/18	3,000	3,005,820
Manheim Township School District, PA, 1.907%, (68% of 1 mo. USD LIBOR + 0.47%), 11/1/21 (Put Date), 5/1/25(1)	3,400	3,421,794
Massachusetts, 2.03%, (67% of 3 mo. USD LIBOR + 0.46%), 11/1/18(1)	1,500	1,500,120
Massachusetts, 2.12%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	6,400	6,365,376
Massachusetts, 2.16%, (SIFMA + 0.60%), 2/1/20(1)	7,500	7,534,950
Mississippi, 1.746%, (67% of 1 mo. USD LIBOR + 0.33%), 9/1/20 (Put Date), 9/1/27(1)	2,745	2,748,870
New York, NY, 2.14%, (SIFMA + 0.58%), 8/1/27(1)	2,000	2,002,180
New York, NY, (SPA: JPMorgan Chase Bank N.A.), 1.67%, 8/1/38(2)	3,650	3,650,000
Texas, (Texas Transportation Commission), 1.94%, (SIFMA + 0.38%), 10/1/21 (Put Date), 10/1/41(1)	4,500	4,500,000
		$89,679,501

Hospital — 16.0%
Allen County, OH, (Mercy Health), 2.31%, (SIFMA + 0.75%), 5/1/20 (Put Date), 11/1/35(1)	$1,250	$1,250,437
Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 3.41%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(1)	7,500	7,790,850
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	3,000	3,001,110
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.387%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	1,000	1,003,590

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 1.966%, (67% of 1 mo. USD LIBOR + 0.55%), 7/1/19 (Put Date), 7/1/49(1)	$8,435	$8,435,843
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 2.51%, (SIFMA + 0.95%), 2/18/20 (Put Date), 8/15/35(1)	8,400	8,431,668
Geisinger Authority, PA, (Geisinger Health System Foundation), 2.582%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	2,046,560
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 2.14%, (SIFMA + 0.58%), 12/1/19 (Put Date), 12/1/42(1)	5,000	5,009,800
Iowa Finance Authority, (Iowa Health System), 2.135%, (SIFMA + 0.58%), 1/4/24 (Put Date), 2/15/35(1)(3)	12,000	12,000,120
Irving Hospital Authority, TX, (Baylor Scott & White Medical Center - Irving), 2.66%, (SIFMA + 1.10%), 10/15/23 (Put Date), 10/15/44(1)	1,750	1,754,235
Louisiana Public Facilities Authority, (Louisiana Children’s Medical Center), 2.21%, (SIFMA + 0.65%), 9/1/23 (Put Date), 9/1/57(1)	10,000	10,004,200
Massachusetts Development Finance Agency, (Partners HealthCare System), 1.98%, (SIFMA + 0.42%), 1/27/22 (Put Date), 7/1/44(1)	10,000	10,006,500
Michigan Finance Authority, (McLaren Health Care), 1.916%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(1)	965	964,238
Michigan Finance Authority, (McLaren Health Care), 2.266%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	1,250	1,258,450
Michigan Finance Authority, (Trinity Health Credit Group), 2.034%, (67% of 1 mo. USD LIBOR + 0.54%), 12/1/20 (Put Date), 12/1/39(1)	5,100	5,116,371
Montana Facility Finance Authority, (Billings Clinic Obligated Group), (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(4)	2,500	2,500,925
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.52%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	2,000	2,004,560
Washington Health Care Facilities Authority, (Catholic Health Initiatives), 2.56%, (SIFMA + 1.00%), 1/1/21 (Put Date), 1/1/35(1)	3,000	3,013,770
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 2.11%, (SIFMA + 0.55%), 7/26/23 (Put Date), 8/15/54(1)	1,000	1,000,360
		$86,593,587

Housing — 5.2%
Massachusetts Housing Finance Agency, 1.83%, (70% of 1 mo. USD LIBOR + 0.35%), 6/1/21 (Put Date), 12/1/48(1)	$4,000	$4,001,040

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
Minnesota Housing Finance Agency, 1.99%, (SIFMA + 0.43%), 7/3/23 (Put Date), 1/1/45(1)	$10,000	$10,004,000
Pennsylvania Housing Finance Agency, 2.153%, (70% of 1 mo. USD LIBOR + 0.60%), 6/1/23 (Put Date), 10/1/45(1)	5,000	5,008,850
Pennsylvania Housing Finance Agency, SFMR, 2.131%, (70% of 1 mo. USD LIBOR +0.57%), 10/1/23 (Put Date), 10/1/47(1)	2,000	2,000,840
Washington Housing Finance Commission, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(4)	7,000	7,002,940
		$28,017,670

Industrial Development Revenue — 3.2%
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 2.125% to 11/1/19 (Put Date), 11/1/41	$1,000	$999,410
National Finance Authority, NH, (Waste Management, Inc.), (AMT), (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(4)	3,000	3,000,000
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(3)	165	165,576
Pennsylvania Economic Development Financing Authority, PA, (Waste Management, Inc.), (AMT), 2.25% to 7/1/19 (Put Date), 7/1/41	2,500	2,496,650
Sussex County Industrial Development Authority, VA, (Atlantic Waste Disposal, Inc.), (AMT), 2.375% to 5/1/19 (Put Date), 6/1/28	1,500	1,499,430
Whiting, IN, (BP Products North America, Inc.), (AMT), 2.31%, (SIFMA + 0.75%), 12/2/19 (Put Date), 12/1/44(1)	9,000	9,018,360
		$17,179,426

Insured – General Obligations — 1.2%
Allegheny County, PA, (AGM), 2.12%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$6,465	$6,437,653
		$6,437,653

Insured – Transportation — 0.5%
Metropolitan Transportation Authority, NY, (AGM), 1.758%, (69% of 1 mo. USD LIBOR + 0.30%), 4/1/21 (Put Date), 11/1/32(1)	$1,500	$1,495,965
Metropolitan Transportation Authority, NY, (AGM), 2.138%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	1,250	1,258,075
		$2,754,040

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 0.9%
Pittsburgh Water and Sewer Authority, PA, (AGM), 2.14%, (70% of 1 mo. USD LIBOR + 0.64%), 12/1/20 (Put Date), 9/1/40(1)	$5,000	$5,005,550
		$5,005,550

Lease Revenue / Certificates of Participation — 0.4%
New Jersey Economic Development Authority, (School Facilities Construction), 3.11%, (SIFMA + 1.55%), 9/1/27(1)	$2,000	$1,986,100
		$1,986,100

Other Revenue — 15.4%
Black Belt Energy Gas District, AL, 2.18%, (SIFMA + 0.62%), 12/1/23 (Put Date), 12/1/48(1)	$20,000	$20,000,000
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 1.941%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(1)	10,000	10,007,000
California Infrastructure and Economic Development Bank, (Museum Associates), 2.22%, (70% of 1 mo. USD LIBOR + 0.65%), 2/1/21 (Put Date), 12/1/50(1)	3,000	3,007,080
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.995%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(1)	5,500	5,511,605
Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 2.036%, (67% of 1 mo. USD LIBOR + 0.62%), 8/1/19(1)	1,700	1,700,629
Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 2.136%, (67% of 1 mo. USD LIBOR + 0.72%), 8/1/19 (Put Date), 5/1/38(1)	4,480	4,483,136
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 2.166%, (67% of 1 mo. USD LIBOR + 0.75%), 8/1/19 (Put Date), 11/1/39(1)	7,000	7,006,090
Northern California Gas Authority No. 1, Gas Project Revenue, 2.286%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	4,000	3,914,160
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 2.276%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	17,500	17,491,425
Southeast Alabama Gas Supply District, (Project No. 2), 2.266%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	5,000	4,980,500
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.594%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	2,000	2,022,300
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.61%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	3,000	3,056,730
		$83,180,655

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 0.1%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	$590	$588,106
		$588,106

Special Tax Revenue — 2.4%
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Tax Revenue, Green Bonds, 1.86%, (SIFMA + 0.30%), 11/1/21 (Put Date), 11/1/45(1)	$3,000	$3,000,000
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Tax Revenue, Green Bonds, 2.01%, (SIFMA + 0.45%), 11/1/23 (Put Date), 11/1/45(1)	5,000	5,003,500
Contra Costa Transportation Authority, CA, Sales Tax Revenue, 1.702%, (70% of 1 mo. USD LIBOR + 0.25%), 9/1/21 (Put Date), 3/1/34(1)	5,000	4,993,000
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	59,996
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(5)	20	2,000
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(5)	90	57,776
		$13,116,272

Transportation — 17.3%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.16%, (SIFMA + 0.60%), 4/1/20 (Put Date), 4/1/34(1)	$3,500	$3,516,240
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.186%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	12,000	12,073,320
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.26%, (SIFMA + 0.70%), 10/1/19 (Put Date), 4/1/47(1)	1,000	1,002,620
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 2.66%, (SIFMA + 1.10%), 4/1/24 (Put Date), 4/1/45(1)	3,775	3,896,819
Denver City and County, CO, Airport System Revenue, 2.34%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	8,675	8,690,615
E-470 Public Highway Authority, CO, 2.402%, (67% of 1 mo. USD LIBOR + 0.90%), 9/1/19 (Put Date), 9/1/39(1)	3,500	3,507,665
Kansas Department of Transportation, 1.816%, (67% of 1 mo. USD LIBOR + 0.40%), 9/1/19(1)	7,000	7,012,320
Kansas Department of Transportation, 1.83%, (70% of 1 mo. USD LIBOR + 0.35%), 9/1/22(1)	3,000	2,999,010
Metropolitan Transportation Authority, NY, 1.896%, (67% of 1 mo. USD LIBOR + 0.48%), 11/1/18 (Put Date), 11/1/26(1)	1,500	1,500,075
Metropolitan Transportation Authority, NY, 2.116%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/20 (Put Date), 11/1/31(1)	1,000	1,004,080

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Metropolitan Transportation Authority, NY, 2.14%, (SIFMA + 0.58%), 6/1/20 (Put Date), 11/15/39(1)	$3,030	$3,034,575
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.56%, (SIFMA + 1.00%), 12/15/19 (Put Date), 6/15/34(1)	7,000	7,012,180
New Jersey Turnpike Authority, 1.96%, (70% of 1 mo. USD LIBOR + 0.48%), 1/1/22(1)	7,000	7,018,340
New Jersey Turnpike Authority, 2.08%, (70% of 1 mo. USD LIBOR + 0.60%), 1/1/23(1)	3,000	3,013,230
North Texas Tollway Authority, 2.23%, (SIFMA + 0.67%), 1/1/20 (Put Date), 1/1/38(1)	5,600	5,604,984
North Texas Tollway Authority, 2.36%, (SIFMA + 0.80%), 1/1/19 (Put Date), 1/1/50(1)	5,000	5,000,550
Pennsylvania Turnpike Commission, 2.16%, (SIFMA + 0.60%), 12/1/23(1)	1,000	1,000,440
Pennsylvania Turnpike Commission, 2.44%, (SIFMA + 0.88%), 12/1/20(1)	685	691,090
Pennsylvania Turnpike Commission, 2.54%, (SIFMA+ 0.98%), 12/1/21(1)	1,850	1,876,881
Pennsylvania Turnpike Commission, 2.83%, (SIFMA + 1.27%), 12/1/20(1)	2,450	2,487,411
Triborough Bridge and Tunnel Authority, NY, (67% of USD SOFR +0.50%), 10/1/20 (Put Date), 11/15/38(4)	5,000	5,001,950
Triborough Bridge and Tunnel Authority, NY, 2.116%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	6,735	6,791,641
		$93,736,036

Water and Sewer — 6.4%
California Department of Water Resources, (Central Valley Project), 1.93%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$11,000	$11,057,860
Houston, TX, Combined Utility System Revenue, 1.921%, (70% of 1 mo. USD LIBOR +0.36%), 8/1/21 (Put Date), 5/15/34(1)	14,000	13,982,920
Houston, TX, Combined Utility System Revenue, 2.46%, (SIFMA + 0.90%), 5/1/20 (Put Date), 5/15/34(1)	2,500	2,516,575
Riverside, CA, Water System Revenue, 2.19%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	7,040	7,040,493
		$34,597,848

Total Tax-Exempt Municipal Securities — 102.5% (identified cost $553,263,085)		$553,949,383

Other Assets, Less Liabilities — (2.5)%		$(13,663,996)

Net Assets — 100.0%		$540,285,387

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	18.6%
Pennsylvania	14.9%
Others, representing less than 10% individually	69.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2018, 2.6% of total investments are backed by bond insurance of a financial guaranty assurance agency.

(1)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2018.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2018.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2018, the aggregate value of these securities is $12,165,696 or 2.3% of the Fund’s net assets.

(4)	When-issued, floating rate security whose rate will be determined after September 30, 2018.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LIBOR	–	London Interbank Offered Rate
LOC	–	Letter of Credit
SFMR	–	Single Family Mortgage Revenue
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	–	Secured Overnight Financing Rate
SPA	–	Standby Bond Purchase Agreement
USD	–	United States Dollar

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2018
Investments, at value (identified cost, $553,263,085)	$553,949,383
Cash	143,273
Interest receivable	1,262,478
Receivable for investments sold	4,765,000
Receivable for Fund shares sold	4,088,446
Total assets	$564,208,580

Liabilities
Payable for investments purchased	$4,500,000
Payable for when-issued securities	17,500,000
Payable for Fund shares redeemed	1,631,072
Distributions payable	51,139
Payable to affiliates:
Investment adviser fee	158,712
Distribution and service fees	24,444
Accrued expenses	57,826
Total liabilities	$23,923,193
Net Assets	$540,285,387

Sources of Net Assets
Paid-in capital	$540,195,145
Distributable earnings	90,242
Net Assets	$540,285,387

Class A Shares
Net Assets	$200,155,147
Shares Outstanding	20,344,264
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.84
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.07

Class I Shares
Net Assets	$340,130,240
Shares Outstanding	34,557,021
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.84

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2018
Interest	$4,759,804
Total investment income	$4,759,804

Expenses
Investment adviser fee	$864,742
Distribution and service fees
Class A	133,168
Trustees’ fees and expenses	10,713
Custodian fee	53,911
Transfer and dividend disbursing agent fees	39,846
Legal and accounting services	21,352
Printing and postage	8,499
Registration fees	44,963
Miscellaneous	19,438
Total expenses	$1,196,632

Net investment income	$3,563,172

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(42,494)
Net realized loss	$(42,494)
Change in unrealized appreciation (depreciation) —
Investments	$318,648
Net change in unrealized appreciation (depreciation)	$318,648

Net realized and unrealized gain	$276,154

Net increase in net assets from operations	$3,839,326

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
From operations —
Net investment income	$3,563,172	$3,090,653
Net realized gain (loss)	(42,494)	14,259
Net change in unrealized appreciation (depreciation)	318,648	901,612
Net increase in net assets from operations	$3,839,326	$4,006,524
Distributions to shareholders:(1)
Class A	$(1,214,850)	$(1,261,123)
Class I	(2,321,510)	(1,799,827)
Total distributions to shareholders	$(3,536,360)	$(3,060,950)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$77,768,225	$114,618,373
Class I	172,687,135	192,156,345
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,129,111	1,113,527
Class I	2,133,932	1,650,689
Cost of shares redeemed
Class A	(39,393,869)	(95,073,437)
Class I	(77,797,556)	(90,673,508)
Net increase in net assets from Fund share transactions	$136,526,978	$123,791,989

Net increase in net assets	$136,829,944	$124,737,563

Net Assets
At beginning of period	$403,455,443	$278,717,880
At end of period	$540,285,387	$403,455,443 (2)

(1)	For the year ended March 31, 2018, the source of distributions was from net investment income.

(2)	Includes accumulated distributions in excess of net investment income of $(38,364) at March 31, 2018. The requirement to disclose the corresponding amount as of September 30, 2018 was eliminated.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2018

Financial Highlights

	Class A
	Six Months Ended September 30, 2018 (Unaudited)		Year Ended March 31,
			2018	2017	2016	2015		2014
Net asset value — Beginning of period	$9.830		$9.800	$9.800	$9.900	$9.900		$10.420

Income (Loss) From Operations
Net investment income(1)	$0.068		$0.090	$0.064	$0.053	$0.039		$0.166
Net realized and unrealized gain (loss)	0.009		0.029	0.005	(0.099)	0.022		(0.511)

Total income (loss) from operations	$0.077		$0.119	$0.069	$(0.046)	$0.061		$(0.345)

Less Distributions
From net investment income	$(0.067)		$(0.089)	$(0.069)	$(0.053)	$(0.041)		$(0.175)
From net realized gain	—		—	—	(0.001)	(0.020)		—

Total distributions	$(0.067)		$(0.089)	$(0.069)	$(0.054)	$(0.061)		$(0.175)

Net asset value — End of period	$9.840		$9.830	$9.800	$9.800	$9.900		$9.900

Total Return(2)	0.79	%(3)	1.22%	0.71%	(0.46)%	0.62%		(3.33)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$200,155		$160,528	$139,418	$129,593	$141,537		$55,713
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.59	%(5)	0.60%	0.63%	0.61%	0.65	%(6)	0.72	%(6)
Net investment income	1.38	%(5)	0.92%	0.65%	0.54%	0.40%		1.66%
Portfolio Turnover	34	%(3)	78%	71%	7%	103%		115%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% and 0.11% of average daily net assets for the years ended March 31, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2018 (Unaudited)		Year Ended March 31,
			2018	2017	2016	2015		2014
Net asset value — Beginning of period	$9.830		$9.800	$9.800	$9.910	$9.910		$10.430

Income (Loss) From Operations
Net investment income(1)	$0.075		$0.106	$0.075	$0.067	$0.052		$0.183
Net realized and unrealized gain (loss)	0.010		0.028	0.009	(0.108)	0.024		(0.512)

Total income (loss) from operations	$0.085		$0.134	$0.084	$(0.041)	$0.076		$(0.329)

Less Distributions
From net investment income	$(0.075)		$(0.104)	$(0.084)	$(0.068)	$(0.056)		$(0.191)
From net realized gain	—		—	—	(0.001)	(0.020)		—

Total distributions	$(0.075)		$(0.104)	$(0.084)	$(0.069)	$(0.076)		$(0.191)

Net asset value — End of period	$9.840		$9.830	$9.800	$9.800	$9.910		$9.910

Total Return(2)	0.87	%(3)	1.37%	0.86%	(0.41)%	0.77%		(3.17)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$340,130		$242,928	$139,300	$29,849	$34,258		$5,566
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.44	%(5)	0.45%	0.48%	0.46%	0.50	%(6)	0.57	%(6)
Net investment income	1.53	%(5)	1.08%	0.77%	0.69%	0.53%		1.82%
Portfolio Turnover	34	%(3)	78%	71%	7%	103%		115%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% and 0.11% of average daily net assets for the years ended March 31, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.

As of September 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an

14

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $565,877 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2018, $7,594 are short-term and $558,283 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$553,225,670

Gross unrealized appreciation	$1,022,956
Gross unrealized depreciation	(299,243)

Net unrealized appreciation	$723,713

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more. For the six months ended September 30, 2018, the investment adviser fee amounted to $864,742 or 0.36% (annualized) of the Fund’s average daily net assets. EVM and BMR have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.60% and 0.45% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after July 31, 2019. Pursuant to this agreement, EVM and BMR were allocated no operating expenses for the six months ended September 30, 2018.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2018, EVM earned $1,310 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that

15

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,414 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2018. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2018 amounted to $133,168 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $324,174,238 and $163,361,160, respectively, for the six months ended September 30, 2018.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

Sales	7,902,424	11,671,936
Issued to shareholders electing to receive payments of distributions in Fund shares	114,747	113,373
Redemptions	(4,003,287)	(9,686,675)

Net increase	4,013,884	2,098,634

Class I	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

Sales	17,540,841	19,549,731
Issued to shareholders electing to receive payments of distributions in Fund shares	216,749	168,018
Redemptions	(7,901,476)	(9,230,968)

Net increase	9,856,114	10,486,781

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2018.

16

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

Effective October 30, 2018, the Fund renewed its line of credit agreement, which expires October 29, 2019, at substantially the same terms.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$553,949,383	$—	$553,949,383

Total Investments	$—	$553,949,383	$—	$553,949,383

17

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2018

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld
Mark R. Fetting	46,633,668	965,524
Keith Quinton	46,633,668	965,524
Marcus L. Smith	46,633,668	965,524
Susan J. Sutherland	46,636,228	962,964
Scott E. Wennerholm	46,633,668	965,524

Results are rounded to the nearest whole number.

18

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

19

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Floating-Rate Municipal Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

20

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2018

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

21

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2018

Officers and Trustees

Officers of Eaton Vance Floating-Rate Municipal Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Municipal Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7642    9.30.18

Eaton Vance

National Limited Maturity Municipal Income Fund

Semiannual Report

September 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2018

Eaton Vance

National Limited Maturity Municipal Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	24

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/22/1992	0.56%	–0.30%	2.46%	3.64%
Class A with 2.25% Maximum Sales Charge	—	—	–1.66	–2.55	1.99	3.40
Class C at NAV	12/08/1993	05/22/1992	0.24	–1.03	1.70	2.87
Class C with 1% Maximum Sales Charge	—	—	–0.75	–2.00	1.70	2.87
Class I at NAV	10/01/2009	05/22/1992	0.64	–0.15	2.61	3.76
Bloomberg Barclays 7 Year Municipal Bond Index	—	—	0.85%	–0.58%	2.62%	4.20%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.67%	1.42%	0.52%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.86%	2.12%	3.01%
Taxable-Equivalent Distribution Rate				4.83	3.58	5.08
SEC 30-day Yield				1.94	1.24	2.14
Taxable-Equivalent SEC 30-day Yield				3.28	2.10	3.61

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 – September 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/18)	Ending Account Value (9/30/18)	Expenses Paid During Period* (4/1/18 – 9/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,005.60	$3.32	0.66%
Class C	$1,000.00	$1,002.40	$7.08	1.41%
Class I	$1,000.00	$1,006.40	$2.57	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.35	0.66%
Class C	$1,000.00	$1,018.00	$7.13	1.41%
Class I	$1,000.00	$1,022.50	$2.59	0.51%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2018.

4

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 97.5%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.0%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	$3,000	$3,498,900
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	294,952
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	1,921,355
		$5,715,207

Education — 3.8%
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	$100	$109,116
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	145	145,335
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	514,635
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/21	250	267,102
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/22	330	358,954
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/23	300	331,242
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/24	665	743,264
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/22	200	216,234
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	438,656
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,084,090
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/24	1,110	1,262,114
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), Prerefunded to 6/1/19, 7.125%, 12/1/23	2,750	2,844,985
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,454,360
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	3,400	3,716,982
Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	531,115
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	538,185
Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), 5.00%, 4/1/28	530	576,704
University of California, Series Q, 5.00%, 5/15/21	20	20,049
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,323,055

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	$675	$720,772
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	609,115
		$20,806,064

Electric Utilities — 8.5%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,503,160
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,527,760
Arkansas River Power Authority, CO, 5.00%, 10/1/28	1,110	1,262,481
Arkansas River Power Authority, CO, 5.00%, 10/1/30	1,000	1,123,820
Chesterfield County Economic Development Authority, VA, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,032,800
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	2,250	2,245,680
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,006,660
Long Island Power Authority, NY, Electric System Revenue, 2.36%, 10/1/23 (Put Date), (70% of 1 mo. USD LIBOR + 0.75%), 5/1/33(1)	10,000	10,000,100
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,746,570
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,497,375
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,123,440
Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,286,720
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,790,655
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.95%, 10/1/20	5,045	5,319,700
Vernon, Electric System Revenue, CA, 5.125%, 8/1/21	3,135	3,211,243
		$45,678,164

Escrowed / Prerefunded — 5.4%
Dauphin County General Authority, PA, (Pinnacle Health System), Prerefunded to 6/1/19, 5.75%, 6/1/20	$2,225	$2,281,782
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), Prerefunded to 6/1/19, 5.00%, 6/1/21	3,000	3,061,800
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	3,200	3,271,680
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), Prerefunded to 7/1/19, 5.00%, 7/1/22	1,250	1,278,862

5	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$965	$984,001
Michigan, Prerefunded to 5/1/19, 6.00%, 11/1/22	2,985	3,055,267
New Jersey Turnpike Authority, Prerefunded to 1/1/19, 5.00%, 1/1/20	525	529,158
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	25	25,130
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	225	226,184
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	5,000	5,460,650
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 4.625%, 7/1/22	1,000	1,020,320
University of Pittsburgh, PA, Prerefunded to 3/15/19, 5.50%, 9/15/23	750	762,240
Vernon, Electric System Revenue, CA, Prerefunded to 8/1/19, 5.125%, 8/1/21	1,440	1,479,499
Virginia Transportation Board, Prerefunded to 3/15/22, 4.00%, 3/15/25	4,645	4,945,392
Washington County Industrial Development Authority, PA, (Washington & Jefferson College), Prerefunded to 5/1/20, 5.00%, 11/1/23	1,000	1,047,390
		$29,429,355

General Obligations — 12.5%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/24	$1,500	$1,712,670
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/25	1,000	1,157,380
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,268,608
Bingham and Bonneville Counties Joint School District No. 93, ID, 5.00%, 9/15/25	630	692,408
Chester County, PA, 5.00%, 7/15/28	325	332,634
Delaware Valley Regional Finance Authority, PA, 2.09%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	4,900	4,901,813
Franklin Township School District, NJ, 5.00%, 8/15/22	1,000	1,097,050
Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,555,642
Illinois, 5.00%, 8/1/20	2,925	3,026,732
Illinois, 5.00%, 10/1/22	2,000	2,098,820
Illinois, 5.00%, 2/1/23	5,000	5,243,350
Illinois, 5.00%, 2/1/25	4,000	4,219,240
Kentwood Public Schools, MI, 4.00%, 5/1/21	465	485,046
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/19	1,385	1,359,211
Massachusetts, 5.00%, 8/1/23	7,500	8,446,200

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Millcreek Township School District, PA, 5.00%, 9/15/21	$3,730	$3,981,700
Millcreek Township School District, PA, 5.00%, 9/15/25	500	554,930
New York, NY, 5.00%, 8/1/24	2,000	2,273,680
Oregon, 5.00%, 5/1/28	500	582,445
Oregon, 5.00%, 5/1/29	1,000	1,159,670
Oregon, 5.00%, 8/1/29	500	581,810
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,318,200
Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,096,560
Portland Community College District, OR, 5.00%, 6/15/29	3,500	4,061,610
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/23	13,010	11,607,652
Salem-Keizer School District No. 24J, OR, 5.00%, 6/15/27	1,150	1,363,682
		$67,178,743

Hospital — 9.6%
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/28	$1,000	$1,068,690
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/21	300	319,068
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	199,622
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	507,935
Dauphin County General Authority, PA, (Pinnacle Health System), 5.75%, 6/1/20	2,230	2,284,211
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,075,910
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	665	733,994
Halifax Hospital Medical Center, FL, 5.00%, 6/1/22	515	561,304
Halifax Hospital Medical Center, FL, 5.00%, 6/1/24	325	363,643
Halifax Hospital Medical Center, FL, 5.00%, 6/1/25	1,380	1,555,301
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,413,550
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	512,251
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,109,850
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/24	500	563,500
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/20	1,000	1,040,510
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/29	3,200	3,603,584
Lycoming County Authority, PA, (Susquehanna Health System), 5.10%, 7/1/20	750	766,965
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,815,401

6	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Michigan Finance Authority, (Beaumont Health), 5.00%, 8/1/22	$1,500	$1,644,750
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/20	650	683,072
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/21	760	817,882
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	1,000	1,098,260
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,340	1,540,477
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/21	1,000	1,075,600
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(2)	1,500	1,698,330
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(2)	1,200	1,346,820
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/27	2,500	2,732,850
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/36	1,830	1,949,481
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.125%, 10/1/26	955	983,555
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,002,650
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,116,760
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	988,279
Pulaski County, AR, (Arkansas Children’s Hospital), 5.00%, 3/1/25	1,000	1,132,710
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	2,650	2,807,860
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/18	490	491,348
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/19	350	356,363
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/20	375	387,083
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	500	526,225
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	250	264,415
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	302,656
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	989,012
Washington Township Health Care District, CA, 5.50%, 7/1/19	250	255,695

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Washington Township Health Care District, CA, 5.75%, 7/1/24	$1,750	$1,788,482
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/23	970	1,090,794
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/24	625	712,375
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,373,184
		$51,652,257

Housing — 0.7%
Allegheny County Residential Finance Authority, PA, SFMR, (AMT), 4.80%, 11/1/22	$465	$465,767
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/23	350	362,383
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/24	270	280,670
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/25	360	374,627
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/26	375	388,774
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/31	1,330	1,381,351
Sandoval County, NM, MFMR, 6.00%, 5/1/32(2)	545	545,115
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	95	84,075
		$3,882,762

Industrial Development Revenue — 5.6%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$1,870	$1,863,025
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	1,880	1,928,316
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(2)	2,300	2,308,027
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	1,853,728
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	3,000	2,983,320

7	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	$1,880	$1,881,203
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	500	500,000
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24(2)	3,000	3,289,170
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	962,580
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,165	6,504,630
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	420	417,190
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,492,850
		$29,984,039

Insured – Cogeneration — 0.0%(4)
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$230	$231,739
		$231,739

Insured – Education — 1.6%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$500	$552,845
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,162,416
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	5,715,779
		$8,431,040

Insured – Electric Utilities — 0.5%
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	$1,125	$1,260,360
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,237,907
		$2,498,267

Insured – Escrowed / Prerefunded — 0.9%
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/21	$925	$999,111
New Orleans Aviation Board, LA, (AGC), Prerefunded to 1/1/19, 6.00%, 1/1/23	1,040	1,050,785
North Hudson Sewer Authority, NJ, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,108,410
Westmoreland Municipal Authority, PA, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,867,092
		$5,025,398

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 10.6%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$282,300
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	1,000	1,091,670
Boston, MA, (NPFG), 0.125%, 3/1/22	7,855	7,302,087
Cambria County, PA, (BAM), 5.00%, 8/1/21	1,455	1,557,054
Cambria County, PA, (BAM), 5.00%, 8/1/22	2,430	2,645,881
Hillsborough Township School District, NJ, (AGM), 5.375%, 10/1/18	970	970,000
Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	6,000	6,676,560
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,141,837
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/22	625	691,706
Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,819,335
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,462,355
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/23	940	1,018,311
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/24	1,075	1,179,716
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,480,600
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,024,950
Philadelphia School District, PA, (AGM), 5.50%, 6/1/21	1,000	1,083,000
Pittsburgh School District, PA, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	15,846
Rockland County, NY, (AGM), 4.00%, 5/1/21	1,820	1,907,324
Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,207,330
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,760,180
Washington, (AMBAC), 0.00%, 12/1/22	10,000	9,050,600
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	3,972,073
		$57,340,715

Insured – Hospital — 0.2%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$294,655
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,050	949,830
		$1,244,485

Insured – Other Revenue — 0.0%(4)
Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$169,654
		$169,654

8	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 2.8%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$1,169,170
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	6,064,940
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	5,454,350
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,109,030
Successor Agency to Burbank Redevelopment Agency, CA, (BAM), 5.00%, 12/1/22	1,305	1,461,182
		$15,258,672

Insured – Student Loan — 0.3%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,385	$1,413,642
		$1,413,642

Insured – Transportation — 1.0%
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	$5,000	$5,331,550
		$5,331,550

Insured – Water and Sewer — 2.0%
Allegheny County Sanitation Authority, PA, (AGM), 5.00%, 6/1/24	$500	$528,325
Altoona City Authority, PA, Water Revenue, (AGM), 5.25%, 11/1/19	1,355	1,400,189
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,141,250
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,560,800
		$10,630,564

Lease Revenue / Certificates of Participation — 1.2%
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/28	$250	$291,748
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/29	250	289,900
California Public Works, (University of California), Escrowed to Maturity, 5.25%, 6/1/20	500	528,815
California State Public Works Board, 5.00%, 11/1/26	2,725	3,066,088
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	533,945
Saint Johns County, FL, School Board, 5.00%, 7/1/21	1,500	1,611,315
		$6,321,811

Other Revenue — 2.1%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/23	$1,200	$1,324,800
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/24	1,500	1,674,240

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	$1,000	$1,142,670
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	1,200	216,000
Kalispel Tribe of Indians, WA, 5.00%, 1/1/32(2)	1,035	1,068,182
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 2.166%, (67% of 1 mo. USD LIBOR + 0.75%), 11/1/39(1)	400	400,348
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.276%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	2,000	1,999,020
Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	806,220
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	280	280,557
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/23	675	732,402
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/24	590	645,873
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/25	1,000	1,101,540
		$11,391,852

Senior Living / Life Care — 4.4%
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 3.25%, 9/1/21(2)	$180	$180,038
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,954,950
Howard County, MD, (Vantage House), 5.00%, 4/1/21	255	262,431
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.83%, (70% of 1 mo. USD LIBOR + 1.35%), 5/1/21 (Put Date), 5/1/36(1)	1,300	1,306,006
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/20	1,155	1,204,630
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.00%, 5/1/23	340	369,498
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/21	675	718,342
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/22	550	594,264
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/23	705	770,925
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	430	473,735
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 4.25%, 1/1/33	2,105	2,022,105
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	1,265	1,327,643

9	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	$495	$493,411
North Oaks, MN, (Waverly Gardens), 3.00%, 10/1/18	1,000	1,000,000
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/20	1,230	1,275,473
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/21	1,380	1,447,979
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/22	1,435	1,519,765
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125% to 8/1/24 (Put Date), 8/1/47	975	966,732
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,292,175
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(2)	3,420	3,354,439
		$23,534,541

Special Tax Revenue — 6.3%
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	$2,000	$1,767,480
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,106,667
Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	648,924
Louisiana, Highway Improvement Revenue, 5.00%, 6/15/25	750	854,183
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,595,900
Michigan Trunk Line, 5.00%, 11/15/23	600	653,208
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,194,424
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,165,380
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,622,610
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(3)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	365	364,977
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/24	4,000	4,459,960
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,020,306
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/22	555	581,857
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/23	310	328,231
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/24	360	379,242
South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,095,320
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(3)	275	27,500
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(3)	276	176,367
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,116,092
Winter Garden Village at Fowler Groves Community Development District, FL, 3.00%, 5/1/24	2,675	2,647,822
		$33,806,450

Security	Principal Amount (000’s omitted)	Value

Student Loan — 1.6%
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$6,450	$6,325,708
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/24	1,000	1,114,880
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	1,000	1,018,830
		$8,459,418

Transportation — 14.1%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$891,038
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	549,780
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.00%, 4/1/22	500	508,185
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/20	2,455	2,578,167
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	4,036,813
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	1,285	1,458,385
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/21	500	526,905
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,500	3,935,750
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	950	1,003,048
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/22	825	888,377
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,300	1,424,644
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	3,100	3,420,943
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/30	3,000	3,188,970
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/26	4,795	5,034,462
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,143,653
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	2,400	2,640,600
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,129,430
Hawaii Airports System, 5.25%, 7/1/28	3,650	3,849,327
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	504,202
Long Beach Harbor Revenue, CA, 5.00%, 5/15/23	500	524,510
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	2,865,925
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/26	885	998,687

10	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	$1,250	$1,403,250
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,254,670
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	2,500	2,891,000
Metropolitan Washington Airport Authority System, DC, 5.00%, 10/1/22	5,000	5,281,150
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.76%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	4,000	4,031,560
New Jersey Turnpike Authority, 5.00%, 1/1/20	975	982,527
North Texas Tollway Authority, (Dallas North Tollway System), 6.00%, 1/1/23	935	943,985
North Texas Tollway Authority, (Dallas North Tollway System), Prerefunded to 1/1/19, 6.00%, 1/1/23	4,065	4,106,138
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,074,260
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	954,676
Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,106,180
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,065,720
South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	325	354,611
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	1,175	1,311,617
		$75,863,145

Water and Sewer — 0.8%
Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$1,090,300
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,074,420
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,056,810
Portland, OR, Sewer System Revenue, 5.00%, 5/1/28	1,000	1,163,390
		$4,384,920

Total Tax-Exempt Municipal Securities — 97.5% (identified cost $515,599,428)		$525,664,454

Taxable Municipal Securities — 1.9%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 0.8%
Chicago, IL, 7.75%, 1/1/42	$4,000	$4,291,240
		$4,291,240

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 0.3%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$1,472	$1,465,977
		$1,465,977

Senior Living / Life Care — 0.6%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$3,295	$3,163,661
		$3,163,661

Student Loan — 0.2%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$1,117,149
		$1,117,149

Total Taxable Municipal Securities — 1.9% (identified cost $10,069,710)		$10,038,027

Total Investments — 99.4% (identified cost $525,669,138)		$535,702,481

Other Assets, Less Liabilities — 0.6%		$3,139,275

Net Assets — 100.0%		$538,841,756

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	10.9%
Pennsylvania	10.3%
Others, representing less than 10% individually	78.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2018, 20.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 6.8% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2018.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2018, the aggregate value of these securities is $18,016,830 or 3.3% of the Fund’s net assets.

11	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.
(4)	Amount is less than 0.05%.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
LIBOR	–	London Interbank Offered Rate
Liq	–	Liquidity Provider
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SFMR	–	Single Family Mortgage Revenue
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index
SPA	–	Standby Bond Purchase Agreement
USD	–	United States Dollar

12	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2018
Investments, at value (identified cost, $525,669,138)	$535,702,481
Cash	78,176
Interest receivable	6,410,747
Receivable for investments sold	8,045,673
Receivable for Fund shares sold	1,286,540
Total assets	$551,523,617

Liabilities
Demand note payable	$10,000,000
Payable for Fund shares redeemed	1,624,067
Distributions payable	636,484
Payable to affiliates:
Investment adviser fee	179,538
Distribution and service fees	68,638
Accrued expenses	173,134
Total liabilities	$12,681,861
Net Assets	$538,841,756

Sources of Net Assets
Paid-in capital	$545,829,378
Accumulated loss	(6,987,622)
Net Assets	$538,841,756

Class A Shares
Net Assets	$180,977,926
Shares Outstanding	18,762,315
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.65
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.87

Class C Shares
Net Assets	$61,268,522
Shares Outstanding	6,771,176
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.05

Class I Shares
Net Assets	$296,595,308
Shares Outstanding	30,738,325
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.65

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2018
Interest	$9,372,427
Total investment income	$9,372,427

Expenses
Investment adviser fee	$1,094,089
Distribution and service fees
Class A	138,824
Class C	305,909
Trustees’ fees and expenses	12,088
Custodian fee	50,529
Transfer and dividend disbursing agent fees	89,025
Legal and accounting services	34,414
Printing and postage	14,728
Registration fees	67,211
Miscellaneous	39,431
Total expenses	$1,846,248

Net investment income	$7,526,179

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(106,867)
Net realized loss	$(106,867)
Change in unrealized appreciation (depreciation) —
Investments	$(4,459,778)
Net change in unrealized appreciation (depreciation)	$(4,459,778)

Net realized and unrealized loss	$(4,566,645)

Net increase in net assets from operations	$2,959,534

14	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
From operations —
Net investment income	$7,526,179	$15,914,608
Net realized gain (loss)	(106,867)	1,262,370
Net change in unrealized appreciation (depreciation)	(4,459,778)	(8,077,960)
Net increase in net assets from operations	$2,959,534	$9,099,018
Distributions to shareholders:(1)
Class A	$(2,558,514)	$(5,793,532)
Class B	—	(1,933)
Class C	(684,449)	(1,745,558)
Class I	(4,283,484)	(8,349,773)
Total distributions to shareholders	$(7,526,447)	$(15,890,796)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$11,353,023	$20,568,218
Class B	—	185
Class C	819,164	5,389,399
Class I	60,553,959	113,217,079
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,059,987	4,677,455
Class B	—	1,553
Class C	582,198	1,423,740
Class I	1,185,707	2,655,598
Cost of shares redeemed
Class A	(20,641,352)	(46,088,470)
Class B	—	(140,095)
Class C	(13,128,032)	(32,866,586)
Class I	(51,218,545)	(110,053,387)
Net asset value of shares exchanged
Class A	—	66,521
Class B	—	(66,521)
Net asset value of shares merged*
Class A	—	66,131
Class B	—	(66,131)
Net decrease in net assets from Fund share transactions	$(8,433,891)	$(41,215,311)

Net decrease in net assets	$(13,000,804)	$(48,007,089)

Net Assets
At beginning of period	$551,842,560	$599,849,649
At end of period	$538,841,756	$551,842,560 (2)

(1)	For the year ended March 31, 2018, the source of distributions was from net investment income.

(2)	Includes accumulated undistributed net investment income of $52,920 at March 31, 2018. The requirement to disclose the corresponding amount as of September 30, 2018 was eliminated.

*	At the close of business on September 20, 2017, Class B shares were merged into Class A shares.

15	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Financial Highlights

	Class A
	Six Months Ended September 30, 2018 (Unaudited)		Year Ended March 31,
			2018	2017	2016	2015	2014
Net asset value — Beginning of period	$9.730		$9.850	$10.160	$10.180	$10.000	$10.380

Income (Loss) From Operations
Net investment income(1)	$0.135		$0.274	$0.283	$0.298	$0.314	$0.335
Net realized and unrealized gain (loss)	(0.080)		(0.120)	(0.311)	(0.020)	0.179	(0.381)

Total income (loss) from operations	$0.055		$0.154	$(0.028)	$0.278	$0.493	$(0.046)

Less Distributions
From net investment income	$(0.135)		$(0.274)	$(0.282)	$(0.298)	$(0.313)	$(0.334)

Total distributions	$(0.135)		$(0.274)	$(0.282)	$(0.298)	$(0.313)	$(0.334)

Net asset value — End of period	$9.650		$9.730	$9.850	$10.160	$10.180	$10.000

Total Return(2)	0.56	%(3)	1.55%	(0.29)%	2.79%	4.98%	(0.39)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$180,978		$189,734	$212,891	$275,435	$307,562	$282,612
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.66	%(5)	0.67%	0.67%	0.66%	0.69%	0.68%
Net investment income	2.76	%(5)	2.77%	2.82%	2.95%	3.09%	3.34%
Portfolio Turnover	9	%(3)	13%	17%	10%	7%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2018 (Unaudited)		Year Ended March 31,
			2018	2017	2016	2015	2014
Net asset value — Beginning of period	$9.120		$9.240	$9.530	$9.550	$9.380	$9.740

Income (Loss) From Operations
Net investment income(1)	$0.092		$0.188	$0.195	$0.209	$0.223	$0.244
Net realized and unrealized gain (loss)	(0.070)		(0.121)	(0.291)	(0.020)	0.169	(0.361)

Total income (loss) from operations	$0.022		$0.067	$(0.096)	$0.189	$0.392	$(0.117)

Less Distributions
From net investment income	$(0.092)		$(0.187)	$(0.194)	$(0.209)	$(0.222)	$(0.243)

Total distributions	$(0.092)		$(0.187)	$(0.194)	$(0.209)	$(0.222)	$(0.243)

Net asset value — End of period	$9.050		$9.120	$9.240	$9.530	$9.550	$9.380

Total Return(2)	0.24	%(3)	0.71%	(1.03)%	2.01%	4.21%	(1.17)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$61,269		$73,533	$100,360	$119,453	$124,647	$115,091
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.41	%(5)	1.42%	1.42%	1.41%	1.44%	1.43%
Net investment income	2.02	%(5)	2.02%	2.07%	2.21%	2.34%	2.59%
Portfolio Turnover	9	%(3)	13%	17%	10%	7%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2018 (Unaudited)		Year Ended March 31,
			2018	2017	2016	2015	2014
Net asset value — Beginning of period	$9.730		$9.850	$10.170	$10.190	$10.000	$10.380

Income (Loss) From Operations
Net investment income(1)	$0.142		$0.289	$0.298	$0.314	$0.328	$0.347
Net realized and unrealized gain (loss)	(0.080)		(0.120)	(0.321)	(0.021)	0.191	(0.377)

Total income (loss) from operations	$0.062		$0.169	$(0.023)	$0.293	$0.519	$(0.030)

Less Distributions
From net investment income	$(0.142)		$(0.289)	$(0.297)	$(0.313)	$(0.329)	$(0.350)

Total distributions	$(0.142)		$(0.289)	$(0.297)	$(0.313)	$(0.329)	$(0.350)

Net asset value — End of period	$9.650		$9.730	$9.850	$10.170	$10.190	$10.000

Total Return(2)	0.64	%(3)	1.70%	(0.24)%	2.94%	5.24%	(0.24)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$296,595		$288,575	$286,331	$297,168	$239,511	$131,384
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.51	%(5)	0.52%	0.52%	0.51%	0.54%	0.53%
Net investment income	2.91	%(5)	2.92%	2.97%	3.10%	3.23%	3.45%
Portfolio Turnover	9	%(3)	13%	17%	10%	7%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. The Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires automatically converted to Class A shares as described in the Fund’s prospectus. At the close of business on September 20, 2017, Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

19

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2018, the Fund, for federal income tax purposes, had capital loss carryforwards of $6,473,142 and deferred capital losses of $10,978,844 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on March 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at March 31, 2018, $10,978,844 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$525,289,139

Gross unrealized appreciation	$14,158,617
Gross unrealized depreciation	(3,745,275)

Net unrealized appreciation	$10,413,342

20

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75

On average daily net assets of $1 billion or more, the rates are further reduced.

For the six months ended September 30, 2018, the investment adviser fee amounted to $1,094,089 or 0.40% (annualized) of the Fund’s average daily net assets.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2018, EVM earned $9,090 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,886 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2018 amounted to $138,824 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2018, the Fund paid or accrued to EVD $254,924 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2018 amounted to $50,985 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended September 30, 2018, the Fund was informed that EVD received approximately $200 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

21

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $46,223,518 and $48,178,359, respectively, for the six months ended September 30, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

Sales	1,169,632	2,069,213
Issued to shareholders electing to receive payments of distributions in Fund shares	212,267	472,893
Redemptions	(2,125,700)	(4,659,068)
Exchange from Class B shares	—	6,668
Merger from Class B shares	—	6,624

Net decrease	(743,801)	(2,103,670)

Class B	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018(1)

Sales	—	18
Issued to shareholders electing to receive payments of distributions in Fund shares	—	156
Redemptions	—	(14,075)
Exchange to Class A shares	—	(6,665)
Merger to Class A shares	—	(6,621)

Net increase (decrease)	—	(27,187)

Class C	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

Sales	90,000	580,295
Issued to shareholders electing to receive payments of distributions in Fund shares	63,966	153,478
Redemptions	(1,441,666)	(3,535,078)

Net decrease	(1,287,700)	(2,801,305)

Class I	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

Sales	6,234,017	11,468,854
Issued to shareholders electing to receive payments of distributions in Fund shares	122,182	268,462
Redemptions	(5,275,740)	(11,134,427)

Net increase	1,080,459	602,889

(1)	At the close of business on September 20, 2017, the Fund’s Class B shares were merged into Class A shares.

22

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At September 30, 2018, the Fund had a balance outstanding pursuant to this line of credit of $10,000,000, at an interest rate of 2.93%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at September 30, 2018. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at September 30, 2018. The Fund’s average borrowings or allocated fees during the six months ended September 30, 2018 were not significant.

Effective October 30, 2018, the Fund renewed its line of credit agreement, which expires October 29, 2019, at substantially the same terms.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$525,664,454	$—	$525,664,454
Taxable Municipal Securities	—	10,038,027	—	10,038,027

Total Investments	$—	$535,702,481	$—	$535,702,481

23

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld
Mark R. Fetting	52,742,467	364,653
Keith Quinton	52,722,784	384,336
Marcus L. Smith	52,722,784	384,336
Susan J. Sutherland	52,744,236	362,885
Scott E. Wennerholm	52,742,467	364,653

Results are rounded to the nearest whole number.

24

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance National Limited Maturity Municipal Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

26

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its peer universe, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

27

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2018

Officers and Trustees

Officers of Eaton Vance National Limited Maturity Municipal Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance National Limited Maturity Municipal Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7643    9.30.18

Eaton Vance

New York Municipal Opportunities Fund

Semiannual Report

September 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2018

Eaton Vance

New York Municipal Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	20

Board of Trustees’ Contract Approval	21

Officers and Trustees	24

Important Notices	25

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Performance1,2

Portfolio Managers Adam A. Weigold, CFA and Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	0.85%	–0.11%	2.04%	3.02%
Class A with 2.25% Maximum Sales Charge	—	—	–1.40	–2.38	1.58	2.79
Class C at NAV	12/08/1993	05/29/1992	0.45	–0.88	1.26	2.24
Class C with 1% Maximum Sales Charge	—	—	–0.55	–1.85	1.26	2.24
Class I at NAV	08/03/2010	05/29/1992	0.92	0.05	2.20	3.14
Bloomberg Barclays Municipal Bond Index	—	—	0.72%	0.35%	3.54%	4.75%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.75%	1.50%	0.60%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.56%	1.82%	2.70%
Taxable-Equivalent Distribution Rate				4.74	3.37	5.00
SEC 30-day Yield				2.00	1.30	2.20
Taxable-Equivalent SEC 30-day Yield				3.70	2.41	4.07

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance prior to April 25, 2016 reflects the Fund’s performance under its former investment objective and policies.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 – September 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/18)	Ending Account Value (9/30/18)	Expenses Paid During Period* (4/1/18 – 9/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,008.50	$3.88	0.77%
Class C	$1,000.00	$1,004.50	$7.64	1.52%
Class I	$1,000.00	$1,009.20	$3.12	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.90	0.77%
Class C	$1,000.00	$1,017.40	$7.69	1.52%
Class I	$1,000.00	$1,022.00	$3.14	0.62%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2018.

4

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 94.9%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.2%
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/36	$1,000	$1,159,020
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/38	400	455,272
		$1,614,292

Cogeneration — 1.2%
New York City Industrial Development Agency, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$535	$540,126
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	365	365,102
		$905,228

Education — 10.4%
Buffalo and Erie County Industrial Land Development Corp., (Global Concepts Charter School), 5.00%, 10/1/37(1)	$405	$448,999
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/26	300	341,412
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/27	330	372,874
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/28	200	224,812
Dutchess County Local Development Corp., (Marist College), 5.00%, 7/1/28(1)	110	131,021
Dutchess County Local Development Corp., (Marist College), 5.00%, 7/1/29(1)	130	153,381
Hempstead Local Development Corp., (Molloy College), 5.00%, 7/1/25	775	870,519
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/24	885	984,058
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/25	930	1,042,874
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/21	930	996,737
Monroe County Industrial Development Corp., (University of Rochester), Series 2017D, 4.00%, 7/1/43	275	281,311
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	890	1,029,783
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	250	276,035
New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	500	524,825
		$7,678,641

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 1.1%
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	$800	$816,848
		$816,848

General Obligations — 6.2%
Albany County, 4.00%, 4/1/29	$2,080	$2,274,230
Elmira, 3.50%, 5/24/19(2)	725	726,501
Nassau County, 5.00%, 10/1/26	750	868,073
New York City, 4.00%, 8/1/32	150	157,506
New York City, 4.00%, 8/1/34	500	519,405
		$4,545,715

Hospital — 12.1%
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/28	$1,390	$1,415,423
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/29	1,000	1,012,140
Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	820	867,330
Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,065,940
Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	552,070
New York City Health and Hospitals Corp., 5.50%, 2/15/19	1,000	1,011,200
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	777,259
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/23(2)	400	440,204
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/24(2)	600	667,404
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(2)	500	557,415
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(2)	500	566,110
		$8,932,495

Housing — 3.1%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/25	$300	$342,894
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	300	346,563
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	920	926,357
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/23	95	104,599

5	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/24	$165	$183,701
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/25	170	191,265
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/26	170	192,993
		$2,288,372

Industrial Development Revenue — 6.3%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$1,500	$1,491,660
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,148,301
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	1,000	907,410
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	535	535,343
Niagara Area Development Corp., (Covanta), 3.50%, 11/1/24(2)	610	610,506
		$4,693,220

Insured – Education — 3.8%
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	$1,420	$1,486,300
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,200	1,297,680
		$2,783,980

Insured – Electric Utilities — 3.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$2,217,915
		$2,217,915

Insured – Escrowed / Prerefunded — 0.1%
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$50	$50,000
		$50,000

Insured – General Obligations — 2.5%
Clinton County, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$1,016,810
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	806,052
		$1,822,862

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 5.9%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,353,902
New York Urban Development Corp., Personal Income Tax, (AMBAC), 5.50%, 3/15/19	2,000	2,032,920
		$4,386,822

Lease Revenue / Certificates of Participation — 1.6%
Monroe County Industrial Development Agency, (Rochester Schools Modernization), 5.00%, 5/1/26	$1,000	$1,173,150
		$1,173,150

Other Revenue — 4.4%
Albany Parking Authority, 5.00%, 7/15/23	$700	$771,141
Battery Park City Authority, 4.00%, 11/1/31	915	976,479
Chautauqua County Capital Resource Corp., (Jamestown Center City Development Corp.), 1.70% to 11/1/19 (Put Date), 11/1/31	1,200	1,193,880
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/27	265	303,353
		$3,244,853

Senior Living / Life Care — 6.5%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	$750	$861,547
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,592,105
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	767,205
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	450	456,156
Westchester County Local Development Corp., (Kendal on Hudson), 3.00%, 1/1/20	625	632,031
Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	500	528,580
		$4,837,624

Solid Waste — 2.7%
Babylon Industrial Development Agency, (Covanta Babylon, Inc.), 5.00%, 1/1/19	$2,000	$2,015,180
		$2,015,180

Special Tax Revenue — 9.1%
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 5/1/19, 5.00%, 5/1/24	$1,900	$1,934,371
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 5/1/30	450	480,614

6	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/37	$495	$508,048
New York City Transitional Finance Authority, Future Tax Revenue, 4.25%, 11/1/33	505	540,183
New York Dormitory Authority, Personal Income Tax Revenue, 4.25%, 8/15/41	820	849,331
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/28	1,000	1,162,050
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/28	1,090	1,256,618
		$6,731,215

Transportation — 12.7%
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/26	$100	$115,399
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/27	200	233,156
New York Thruway Authority, 5.00%, 1/1/31	1,100	1,275,494
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/29	2,000	2,243,540
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	605	648,348
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/21	1,000	1,064,410
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	888,262
Port Authority of New York and New Jersey, 4.00%, 9/1/38	170	175,624
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/31	655	676,870
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/27	1,000	1,163,670
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/32	790	898,285
		$9,383,058

Total Tax-Exempt Municipal Securities — 94.9% (identified cost $69,555,170)		$70,121,470

Taxable Municipal Securities — 3.7%
Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.4%
Brooklyn Arena Local Development Corp., (Barclays Center), 4.391%, 7/15/41	$2,000	$1,772,120
		$1,772,120

Security	Principal Amount (000’s omitted)	Value

Transportation — 1.3%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.673%, 7/1/30	$1,000	$940,790
		$940,790

Total Taxable Municipal Securities — 3.7% (identified cost $3,000,000)		$2,712,910

Miscellaneous — 0.6%
Security	Units	Value

Real Estate — 0.6%
CMS Liquidating Trust(2)(3)(4)	150	$429,777

Total Miscellaneous — 0.6% (identified cost $480,000)		$429,777

Total Investments — 99.2% (identified cost $73,035,170)		$73,264,157

Other Assets, Less Liabilities — 0.8%		$580,944

Net Assets — 100.0%		$73,845,101

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2018, 15.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.5% to 8.1% of total investments.

(1)	When-issued security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2018, the aggregate value of these securities is $5,440,670 or 7.4% of the Fund’s net assets.

(3)	Non-income producing security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

7	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

8	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2018
Investments, at value (identified cost, $73,035,170)	$73,264,157
Cash	540,943
Interest receivable	929,137
Receivable for Fund shares sold	21,908
Total assets	$74,756,145

Liabilities
Payable for when-issued securities	$736,091
Payable for Fund shares redeemed	40,919
Distributions payable	35,040
Payable to affiliates:
Investment adviser fee	24,431
Distribution and service fees	16,385
Accrued expenses	58,178
Total liabilities	$911,044
Net Assets	$73,845,101

Sources of Net Assets
Paid-in capital	$76,258,621
Accumulated loss	(2,413,520)
Net Assets	$73,845,101

Class A Shares
Net Assets	$42,509,411
Shares Outstanding	4,420,750
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.62
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.84

Class C Shares
Net Assets	$14,918,131
Shares Outstanding	1,631,787
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.14

Class I Shares
Net Assets	$16,417,559
Shares Outstanding	1,707,296
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.62

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2018
Interest	$1,254,162
Total investment income	$1,254,162

Expenses
Investment adviser fee	$150,659
Distribution and service fees
Class A	32,699
Class C	70,237
Trustees’ fees and expenses	1,871
Custodian fee	12,629
Transfer and dividend disbursing agent fees	17,309
Legal and accounting services	28,882
Printing and postage	7,638
Registration fees	2,221
Miscellaneous	13,829
Total expenses	$337,974

Net investment income	$916,188

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$18,871
Net realized gain	$18,871
Change in unrealized appreciation (depreciation) —
Investments	$(361,677)
Net change in unrealized appreciation (depreciation)	$(361,677)

Net realized and unrealized loss	$(342,806)

Net increase in net assets from operations	$573,382

10	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
From operations —
Net investment income	$916,188	$2,017,297
Net realized gain	18,871	18,133
Net change in unrealized appreciation (depreciation)	(361,677)	(872,543)
Net increase in net assets from operations	$573,382	$1,162,887
Distributions to shareholders:(1)
Class A	$(547,773)	$(1,202,318)
Class C	(137,474)	(321,944)
Class I	(218,283)	(468,216)
Total distributions to shareholders	$(903,530)	$(1,992,478)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$906,001	$3,944,375
Class C	122,250	821,113
Class I	1,775,133	4,229,976
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	462,890	1,024,589
Class C	104,104	230,971
Class I	123,431	254,211
Cost of shares redeemed
Class A	(3,001,069)	(12,138,361)
Class C	(1,547,134)	(7,365,227)
Class I	(1,707,272)	(5,850,641)
Net decrease in net assets from Fund share transactions	$(2,761,666)	$(14,848,994)

Net decrease in net assets	$(3,091,814)	$(15,678,585)

Net Assets
At beginning of period	$76,936,915	$92,615,500
At end of period	$73,845,101	$76,936,915 (2)

(1)	For the year ended March 31, 2018, the source of distributions was from net investment income.

(2)	Includes accumulated undistributed net investment income of $7,339 at March 31, 2018. The requirement to disclose the corresponding amount as of September 30, 2018 was eliminated.

11	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Financial Highlights

	Class A
	Six Months Ended September 30, 2018 (Unaudited)		Year Ended March 31,
			2018	2017	2016	2015	2014
Net asset value — Beginning of period	$9.660		$9.770	$10.090	$10.110	$10.030	$10.410

Income (Loss) From Operations
Net investment income(1)	$0.123		$0.241	$0.269	$0.275	$0.295	$0.307
Net realized and unrealized gain (loss)	(0.041)		(0.113)	(0.322)	(0.023)	0.077	(0.382)

Total income (loss) from operations	$0.082		$0.128	$(0.053)	$0.252	$0.372	$(0.075)

Less Distributions
From net investment income	$(0.122)		$(0.238)	$(0.267)	$(0.272)	$(0.292)	$(0.305)

Total distributions	$(0.122)		$(0.238)	$(0.267)	$(0.272)	$(0.292)	$(0.305)

Net asset value — End of period	$9.620		$9.660	$9.770	$10.090	$10.110	$10.030

Total Return(2)	0.85	%(3)	1.30%	(0.55)%	2.54%	3.74%	(0.69)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,509		$44,330	$51,983	$47,738	$51,458	$52,346
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.77	%(5)	0.75%	0.74%	0.75%	0.77%	0.76%
Net investment income	2.55	%(5)	2.45%	2.70%	2.74%	2.91%	3.05%
Portfolio Turnover	28	%(3)	66%	68%	9%	8%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2018 (Unaudited)		Year Ended March 31,
			2018	2017	2016	2015	2014
Net asset value — Beginning of period	$9.180		$9.290	$9.590	$9.610	$9.540	$9.900

Income (Loss) From Operations
Net investment income(1)	$0.083		$0.159	$0.185	$0.190	$0.208	$0.220
Net realized and unrealized gain (loss)	(0.042)		(0.113)	(0.302)	(0.023)	0.067	(0.362)

Total income (loss) from operations	$0.041		$0.046	$(0.117)	$0.167	$0.275	$(0.142)

Less Distributions
From net investment income	$(0.081)		$(0.156)	$(0.183)	$(0.187)	$(0.205)	$(0.218)

Total distributions	$(0.081)		$(0.156)	$(0.183)	$(0.187)	$(0.205)	$(0.218)

Net asset value — End of period	$9.140		$9.180	$9.290	$9.590	$9.610	$9.540

Total Return(2)	0.45	%(3)	0.48%	(1.24)%	1.77%	2.90%	(1.42)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,918		$16,306	$22,763	$26,312	$26,342	$25,778
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.52	%(5)	1.50%	1.50%	1.50%	1.52%	1.51%
Net investment income	1.80	%(5)	1.71%	1.95%	1.99%	2.16%	2.29%
Portfolio Turnover	28	%(3)	66%	68%	9%	8%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2018 (Unaudited)		Year Ended March 31,
			2018	2017	2016	2015	2014
Net asset value — Beginning of period	$9.660		$9.770	$10.090	$10.110	$10.030	$10.410

Income (Loss) From Operations
Net investment income(1)	$0.131		$0.255	$0.284	$0.290	$0.308	$0.323
Net realized and unrealized gain (loss)	(0.042)		(0.112)	(0.322)	(0.023)	0.079	(0.383)

Total income (loss) from operations	$0.089		$0.143	$(0.038)	$0.267	$0.387	$(0.060)

Less Distributions
From net investment income	$(0.129)		$(0.253)	$(0.282)	$(0.287)	$(0.307)	$(0.320)

Total distributions	$(0.129)		$(0.253)	$(0.282)	$(0.287)	$(0.307)	$(0.320)

Net asset value — End of period	$9.620		$9.660	$9.770	$10.090	$10.110	$10.030

Total Return(2)	0.92	%(3)	1.45%	(0.40)%	2.70%	3.89%	(0.54)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,418		$16,301	$17,869	$13,601	$12,101	$6,225
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.62	%(5)	0.60%	0.60%	0.60%	0.62%	0.61%
Net investment income	2.70	%(5)	2.60%	2.85%	2.89%	3.04%	3.20%
Portfolio Turnover	28	%(3)	66%	68%	9%	8%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance New York Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

15

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2018, the Fund, for federal income tax purposes, had capital loss carryforwards of $1,022,603 and deferred capital losses of $1,738,024 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on March 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at March 31, 2018, $1,708,816 are short-term and $29,208 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$72,943,273

Gross unrealized appreciation	$1,278,639
Gross unrealized depreciation	(957,755)

Net unrealized appreciation	$320,884

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, when daily net assets are less than $500 million and at reduced rates when daily net assets are $500 million or more. For the six months ended September 30, 2018, the investment adviser fee amounted to $150,659 or 0.40% (annualized) of the Fund’s average daily net assets.

16

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2018, EVM earned $4,181 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $697 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2018 amounted to $32,699 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2018, the Fund paid or accrued to EVD $58,531 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2018 amounted to $11,706 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2018, the Fund was informed that EVD received no CDSCs paid by Class A or Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $21,192,153 and $22,192,791, respectively, for the six months ended September 30, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

Sales	93,757	401,540
Issued to shareholders electing to receive payments of distributions in Fund shares	47,918	104,426
Redemptions	(310,639)	(1,237,253)

Net decrease	(168,964)	(731,287)

17

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

Sales	13,299	88,190
Issued to shareholders electing to receive payments of distributions in Fund shares	11,336	24,766
Redemptions	(168,535)	(788,053)

Net decrease	(143,900)	(675,097)

Class I	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

Sales	183,640	430,776
Issued to shareholders electing to receive payments of distributions in Fund shares	12,777	25,919
Redemptions	(176,725)	(598,110)

Net increase (decrease)	19,692	(141,415)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2018.

Effective October 30, 2018, the Fund renewed its line of credit agreement, which expires October 29, 2019, at substantially the same terms.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

At September 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Municipal Securities	$—	$70,121,470	$—	$70,121,470
Taxable Municipal Securities	—	2,712,910	—	2,712,910
Miscellaneous	—	—	429,777	429,777

Total Investments	$—	$72,834,380	$429,777	$73,264,157

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2018 is not presented.

19

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

Nominee for Trustee	Number of Shares
	For	Withheld
Mark R. Fetting	7,057,655	94,506
Keith Quinton	7,089,304	62,858
Marcus L. Smith	7,089,304	62,858
Susan J. Sutherland	7,062,322	89,839
Scott E. Wennerholm	7,057,655	94,506

Results are rounded to the nearest whole number.

20

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

21

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance New York Municipal Opportunities Fund (the “Fund”), with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

22

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

23

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2018

Officers and Trustees

Officers of Eaton Vance New York Municipal Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance New York Municipal Opportunities Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23359    9.30.18

Eaton Vance

Short Duration Municipal Opportunities Fund

Semiannual Report

September 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2018

Eaton Vance

Short Duration Municipal Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	22

Board of Trustees’ Contract Approval	23

Officers and Trustees	26

Important Notices	27

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	06/01/1992	1.16%	1.40%	2.81%	3.32%
Class A with 2.25% Maximum Sales Charge	—	—	–1.13	–0.87	2.33	3.09
Class C at NAV	12/08/1993	06/01/1992	0.78	0.61	2.05	2.56
Class C with 1% Maximum Sales Charge	—	—	–0.22	–0.38	2.05	2.56
Class I at NAV	08/03/2010	06/01/1992	1.23	1.56	2.96	3.43
Bloomberg Barclays Short-Intermediate 1–10 Year Municipal Bond Index	—	—	0.71%	–0.24%	1.88%	3.14%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.85%	1.60%	0.70%
Net				0.70%	1.45	0.55

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.27%	1.52%	2.41%
Taxable-Equivalent Distribution Rate				3.83	2.57	4.07
SEC 30-day Yield				2.16	1.45	2.35
Taxable-Equivalent SEC 30-day Yield				3.65	2.45	3.97

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance prior to November 14, 2016 reflects the Fund’s performance under its former investment objective and policies.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 7/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 – September 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/18)	Ending Account Value (9/30/18)	Expenses Paid During Period* (4/1/18 – 9/30/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,011.60	$3.53	**	0.70%
Class C	$1,000.00	$1,007.80	$7.30	**	1.45%
Class I	$1,000.00	$1,012.30	$2.77	**	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.55	**	0.70%
Class C	$1,000.00	$1,017.80	$7.33	**	1.45%
Class I	$1,000.00	$1,022.30	$2.79	**	0.55%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2018.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 96.2%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.4%
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.78%, (SIFMA + 0.22%), 12/1/20(1)	$1,000	$999,210
		$999,210

Education — 4.8%
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/21	$250	$270,272
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/22	250	275,335
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/23	225	251,944
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/24	275	311,105
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/21(2)(3)	100	106,198
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/22(2)(3)	165	177,887
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/23(2)(3)	175	190,792
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/24(2)(3)	160	175,942
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/25(2)(3)	300	331,809
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/21	355	380,475
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/22	600	653,382
Montana State University, 2.01%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,900	1,900,798
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 5.00%, 9/1/23	1,000	1,114,420
New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	495	519,577
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/19	200	201,998
Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.72% to 5/1/21 (Put Date), 11/1/31	1,845	1,842,232
Pennsylvania Higher Educational Facilities Authority, (York College of Pennsylvania), 2.85% to 5/1/21 (Put Date), 5/1/34	1,500	1,499,610
Public Finance Authority, WI, (Barton College), 5.00%, 3/1/28	1,545	1,619,407
		$11,823,183

Electric Utilities — 8.2%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$4,000	$3,959,200

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Long Island Power Authority, NY, Electric System Revenue, 2.36%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	$10,000	$10,000,100
Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,596,128
Salem County Pollution Control Financing Authority, NJ, (Exelon Generation Co., LLC), (AMT), 2.50% to 3/1/19 (Put Date), 3/1/25	3,000	2,997,720
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/22	385	420,509
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/23	600	665,880
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/24	500	561,670
		$20,201,207

Escrowed / Prerefunded — 0.3%
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$675	$688,291
		$688,291

General Obligations — 11.1%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/24	$1,000	$1,141,780
Bensalem Township School District, PA, 3.00%, 2/15/21	20	20,367
Chicago Board of Education, IL, 4.00%, 12/1/20	250	251,848
Chicago Board of Education, IL, 4.00%, 12/1/22	700	702,905
Chicago Board of Education, IL, 5.00%, 12/1/20	945	971,469
Chicago, IL, 5.00%, 12/1/22	1,000	1,035,390
Chicago, IL, 5.625%, 1/1/29	1,000	1,128,110
Dallas, TX, 5.00%, 2/15/23	1,000	1,086,350
Dallas, TX, 5.00%, 2/15/26	1,000	1,130,610
Delaware Valley Regional Finance Authority, PA, 2.176%, (67% of 1 mo. USD LIBOR +0.76%), 9/1/24 (Put Date), 9/1/48(1)	4,000	3,994,560
Elmira, NY, 3.50%, 5/24/19(2)	2,000	2,004,140
Elmira, NY, 3.75%, 7/16/19(2)	1,000	1,003,140
Elmira, NY, 5.00%, 5/15/26	115	114,274
Honolulu City and County, HI, 1.87%, (SIFMA + 0.31%), 9/1/20 (Put Date), 9/1/24(1)	1,000	999,840
Illinois, 0.00%, 8/1/20	265	248,199
Illinois, 0.00%, 8/1/21	200	179,736
Illinois, 5.00%, 1/1/19	120	120,709
Illinois, 5.00%, 12/1/19	2,500	2,565,925
Illinois, 5.00%, 1/1/20	750	768,938
Illinois, 5.00%, 8/1/20	2,000	2,069,560
Illinois, 5.00%, 2/1/22	370	386,221

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Illinois, 5.00%, 6/1/22	$265	$277,431
Illinois, 5.00%, 10/1/22	2,000	2,098,820
New Haven, CT, 5.00%, 8/1/21	1,000	1,053,290
Union City, NJ, 5.00%, 11/1/23	1,000	1,101,000
Will County Community High School District No. 210, IL, 4.00%, 1/1/22	950	948,518
		$27,403,130

Hospital — 13.6%
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	$450	$491,441
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/22	150	162,093
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/23	175	191,417
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.50%, 12/1/58(2)	2,000	2,158,460
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	2,000	2,000,740
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.387%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	1,000	1,003,590
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 1.966%, (67% of 1 mo. USD LIBOR + 0.55%), 7/1/19 (Put Date), 7/1/49(1)	1,000	1,000,100
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/23	1,000	1,073,240
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	255	260,324
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	655	704,721
Doylestown Hospital Authority, PA, (Doylestown Hospital), 5.00%, 7/1/20	1,155	1,197,989
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,109,850
Illinois Finance Authority, (Southern Illinois Healthcare Enterprises, Inc.), 5.00%, 3/1/23	250	273,550
Kanabec County, MN, (FirstLight Health System), 2.75%, 12/1/19	2,250	2,245,342
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/21	50	53,316
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/23	500	548,270
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/25	80	89,379
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/24	100	111,635

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	$555	$599,916
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	195,014
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	736,256
Michigan Finance Authority, (McLaren Health Care), 1.916%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(1)	965	964,238
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), (LOC: JPMorgan Chase Bank, N.A.), 1.67%, 11/15/35(4)	7,500	7,500,000
Montana Facility Finance Authority, (Billings Clinic Obligated Group), 2.11%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(1)(3)	2,500	2,500,925
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center), 5.00%, 7/1/20	1,000	1,042,270
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/24	1,300	1,452,074
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.52%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	1,000	1,002,280
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/23	1,250	1,370,750
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/24	500	553,150
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/19	1,000	1,014,610
		$33,606,940

Housing — 2.8%
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/21	$1,000	$1,066,390
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/22	500	541,520
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University), 4.00%, 4/1/23	1,295	1,350,206
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/25	600	667,356
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/26	200	224,082
Washington Housing Finance Commission, 2.11%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)(3)	3,000	3,001,260
		$6,850,814

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 11.0%
Burke County Development Authority, GA, (Georgia Transmission Corp.), 2.50% to 5/3/21 (Put Date), 1/1/52	$2,000	$1,999,980
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(2)	875	874,186
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.25% to 5/1/19 (Put Date), 5/1/27(2)	2,000	1,997,240
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	3,000	3,017,850
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(2)	1,500	1,547,865
National Finance Authority, NH, (Waste Management, Inc.), (AMT), 2.31%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(1)(3)	2,000	2,000,000
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33(3)	3,500	3,500,000
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	805	805,515
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(2)	3,930	3,933,262
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.), 5.625%, 10/1/19	3,000	3,060,480
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(2)	800	801,840
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	2,000	1,986,620
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(2)	500	566,625
Whiting, IN, (BP Products North America, Inc.), (AMT), 2.31%, (SIFMA + 0.75%), 12/2/19 (Put Date), 12/1/44(1)	1,000	1,002,040
		$27,093,503

Insured – Electric Utilities — 1.1%
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/24	$320	$321,312
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,640	1,774,333
Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/23	170	170,763
Puerto Rico Electric Power Authority, Series SS, (NPFG), 5.00%, 7/1/23	325	326,459
		$2,592,867

Insured – General Obligations — 2.9%
Atlantic City, NJ, (BAM), 5.00%, 3/1/20	$250	$258,588
Boston, MA, (NPFG), 0.125%, 3/1/22	2,920	2,714,461
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/23	100	109,098
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	1,000	939,400

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Chicago, IL, (NPFG), 0.00%, 1/1/19	$100	$99,339
Matteson, IL, (AGM), 3.60%, 12/1/24	395	396,983
McHenry and Kane Counties Community Consolidated School District No. 158, IL, (NPFG), 0.00%, 1/1/21	1,090	1,024,654
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	517,277
Puerto Rico, (AGC), 5.00%, 7/1/24	125	130,381
Puerto Rico, (NPFG), 5.25%, 7/1/22	135	136,477
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/21	1,000	934,650
		$7,261,308

Insured – Lease Revenue / Certificates of Participation — 1.0%
Kentucky Asset/Liability Commission, (NPFG), 2.12%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	$2,440	$2,396,983
		$2,396,983

Insured – Other Revenue — 0.5%
Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,190	$1,163,296
		$1,163,296

Insured – Special Tax Revenue — 0.2%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$430	$430,262
		$430,262

Insured – Transportation — 1.6%
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/22	$3,000	$3,326,460
Puerto Rico Highway and Transportation Authority, (NPFG), 5.00%, 7/1/29	645	645,645
		$3,972,105

Lease Revenue / Certificates of Participation — 0.9%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$2,248,900
		$2,248,900

Other Revenue — 8.7%
Albany Parking Authority, NY, 5.00%, 7/15/19	$160	$163,302
Albany Parking Authority, NY, 5.00%, 7/15/20	575	601,272
Albany Parking Authority, NY, 5.00%, 7/15/21	635	678,504
Albany Parking Authority, NY, 5.00%, 7/15/22	705	767,202
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/23(2)	750	798,187

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Black Belt Energy Gas District, AL, 4.00% to 12/1/23 (Put Date), 12/1/48	$1,000	$1,052,370
Kalispel Tribe of Indians, WA, 5.00%, 1/1/32(2)	795	820,488
Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 4.375%, 2/1/31(2)	1,000	1,009,490
Main Street Natural Gas, Inc., GA, 2.17%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(1)	2,500	2,487,800
Northern California Gas Authority No. 1, Gas Project Revenue, 2.286%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	1,000	978,540
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.276%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/ 24 (Put Date), 10/1/48(1)	3,000	2,998,530
Southeast Alabama Gas Supply District, (Project No. 1), 2.21%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(1)	2,000	2,000,000
Southeast Alabama Gas Supply District, (Project No. 2), 2.266%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	2,000	1,992,200
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 2.264%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(1)	4,000	3,952,200
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.61%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	1,000	1,018,910
		$21,318,995

Senior Living / Life Care — 11.6%
Berks County Industrial Development Authority, PA, (Highlands At Wyomissing), 5.00%, 5/15/28	$300	$329,268
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/22	225	241,065
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/23	200	216,494
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/24	250	272,345
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/25	250	273,730
Brookhaven Local Development Corp., NY, (Jefferson’s Ferry), 5.00%, 11/1/19	325	335,472
Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	892,800
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/20	290	302,383
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/21	315	331,972
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/22	430	457,344
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 3.20%, 5/15/25	775	775,465

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/19	$200	$200,734
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/20	210	213,345
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/21	300	307,251
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/22	300	308,736
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 3.125%, 5/15/27	500	496,440
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/22	500	535,640
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	735	735,066
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/21	250	264,045
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/22	250	266,098
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/23	355	379,076
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/24	425	455,183
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 3.60%, 7/1/23	500	502,380
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	720	705,758
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/22	920	988,770
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	283,935
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 3.50%, 10/1/22(2)	500	510,675
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/25(2)	515	532,149
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/26(2)	500	512,390
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/27(2)	400	408,496
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/21	540	559,818
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/23	1,500	1,582,545
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.95%, 11/15/24(2)	1,250	1,262,387
Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	750	740,550
Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	525	519,157
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/23(3)	210	229,490

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 2.70%, 1/1/22	$1,100	$1,088,153
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 3.30%, 1/1/23	1,500	1,501,710
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125% to 8/1/24 (Put Date), 8/1/47	1,000	991,520
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 10.00%, 3/15/23(2)	520	518,118
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 4.00%, 10/1/23(2)	2,000	2,008,000
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	251,103
Vermont Economic Development Authority, (Wake Robin Corp.), 4.00%, 5/1/21	215	220,566
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,073,500
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(2)	1,165	1,287,698
Washington Housing Finance Commission, (Judson Park), 3.70%, 7/1/23(2)	440	440,101
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.20%, 7/1/21(2)	395	393,444
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/22	200	207,778
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/23	250	260,488
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/24	365	377,764
		$28,548,395

Special Tax Revenue — 0.2%
Illinois Sports Facilities Authority, 5.00%, 6/15/22	$185	$191,878
South Village Community Development District, FL, 2.00%, 5/1/19	300	299,481
		$491,359

Student Loan — 1.8%
Connecticut Higher Education Supplement Loan Authority, (AMT), 4.00%, 11/15/18	$175	$175,312
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/20	550	574,250
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/22	750	803,782
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/20	500	517,240
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/23	1,000	1,102,260

Security	Principal Amount (000’s omitted)	Value

Student Loan (continued)
Rhode Island Student Loan Authority, (AMT), 5.00%, 12/1/23	$1,250	$1,372,487
		$4,545,331

Transportation — 13.1%
Denver City and County, CO, Airport System Revenue, 2.34%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	$480	$480,864
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/24	5,000	5,609,550
E-470 Public Highway Authority, CO, 2.544%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(1)	1,000	1,008,890
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	1,051,670
Florida Development Finance Corp., (Brightline Passenger Rail), (AMT), 5.625% to 1/1/28 (Put Date), 1/1/47(2)	2,000	2,085,780
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	1,600	1,760,400
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/24	1,000	1,069,830
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/23	1,480	1,620,704
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/23	1,000	1,091,200
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/23	3,000	3,256,170
Pennsylvania Turnpike Commission, 2.16%, (SIFMA + 0.60%), 12/1/23(1)	1,000	1,000,440
Pennsylvania Turnpike Commission, 2.54%, (SIFMA+ 0.98%), 12/1/21(1)	2,150	2,181,239
Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,000	2,256,320
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/22	300	324,141
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/23	350	383,975
Triborough Bridge and Tunnel Authority, NY, (LOC: State Street Bank and Trust Company), 1.68%, 1/1/32(4)	7,000	7,000,000
		$32,181,173

Water and Sewer — 0.4%
California Department of Water Resources, (Central Valley Project), 1.93%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$500	$502,630
Riverside, CA, Water System Revenue, 2.19%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	470	470,033
		$972,663

Total Tax-Exempt Municipal Securities — 96.2% (identified cost $236,118,872)		$236,789,915

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Tax-Exempt Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000’s omitted)	Value
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 2.72%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$487	$489,209

Total Tax-Exempt Mortgage-Backed Securities — 0.2% (identified cost $487,018)		$489,209

Taxable Municipal Securities — 5.7%
Security	Principal Amount (000’s omitted)	Value

Education — 1.5%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(2)	$3,340	$3,336,694
Public Finance Authority, WI, (Barton College), 5.00%, 3/1/20	340	339,408
		$3,676,102

General Obligations — 1.8%
Chicago, IL, 7.75%, 1/1/42	$4,000	$4,291,240
		$4,291,240

Hospital — 0.5%
Oklahoma Development Finance Authority, (OU Medicine), 5.45%, 8/15/28	$1,250	$1,297,288
		$1,297,288

Senior Living / Life Care — 1.0%
Berks County Industrial Development Authority, PA, (Highlands At Wyomissing), 3.20%, 5/15/21	$815	$813,288
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 4.00%, 11/15/22	550	546,079
Tarrant County Cultural Education Facilities Finance Corp., TX, (Buckner Senior Living - Ventana), 4.00%, 11/15/21	1,060	1,060,318
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 12.50%, 3/15/23(2)	90	89,298
		$2,508,983

Special Tax Revenue — 0.9%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.29%, 7/1/19	$1,290	$1,291,096
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.52%, 7/1/20	1,000	1,000,300
		$2,291,396

Total Taxable Municipal Securities — 5.7% (identified cost $14,032,185)		$14,065,009

Corporate Bonds & Notes — 1.3%
Security	Principal Amount (000’s omitted)	Value

Hospital — 1.3%
Harnett Health System, Inc., 6.50%, 4/1/32	$1,950	$1,920,164
St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	1,250	1,231,624

Total Corporate Bonds & Notes — 1.3% (identified cost $3,200,000)		$3,151,788

Total Investments — 103.4% (identified cost $253,838,075)		$254,495,921

Other Assets, Less Liabilities — (3.4)%		$(8,313,545)

Net Assets — 100.0%		$246,182,376

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	13.5%
Others, representing less than 10% individually	89.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2018, 7.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 5.5% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2018.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2018, the aggregate value of these securities is $35,164,125 or 14.3% of the Fund’s net assets.

(3)	When-issued security.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2018.

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
LIBOR	–	London Interbank Offered Rate
Liq	–	Liquidity Provider
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guaranty Corp.
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	–	United States Dollar

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2018
Investments, at value (identified cost, $253,838,075)	$254,495,921
Cash	1,316,610
Interest receivable	2,191,668
Receivable for investments sold	50,000
Receivable for Fund shares sold	1,439,894
Receivable from affiliate	21,504
Total assets	$259,515,597

Liabilities
Payable for when-issued securities	$12,210,280
Payable for Fund shares redeemed	887,677
Distributions payable	74,204
Payable to affiliates:
Investment adviser fee	77,561
Distribution and service fees	21,940
Accrued expenses	61,559
Total liabilities	$13,333,221
Net Assets	$246,182,376

Sources of Net Assets
Paid-in capital	$245,834,847
Distributable earnings	347,529
Net Assets	$246,182,376

Class A Shares
Net Assets	$55,731,106
Shares Outstanding	5,603,463
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.95
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.18

Class C Shares
Net Assets	$21,400,054
Shares Outstanding	2,246,428
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.53

Class I Shares
Net Assets	$169,051,216
Shares Outstanding	16,991,044
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.95

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2018
Interest	$2,817,930
Total investment income	$2,817,930

Expenses
Investment adviser fee	$374,652
Distribution and service fees
Class A	33,968
Class C	84,443
Trustees’ fees and expenses	4,243
Custodian fee	30,890
Transfer and dividend disbursing agent fees	34,105
Legal and accounting services	22,731
Printing and postage	10,254
Registration fees	40,059
Miscellaneous	21,037
Total expenses	$656,382
Deduct —
Allocation of expenses to affiliate	$21,504
Total expense reductions	$21,504

Net expenses	$634,878

Net investment income	$2,183,052

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$33,788
Net realized gain	$33,788
Change in unrealized appreciation (depreciation) —
Investments	$(369,232)
Net change in unrealized appreciation (depreciation)	$(369,232)

Net realized and unrealized loss	$(335,444)

Net increase in net assets from operations	$1,847,608

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
From operations —
Net investment income	$2,183,052	$1,476,650
Net realized gain	33,788	217,054
Net change in unrealized appreciation (depreciation)	(369,232)	83,605
Net increase in net assets from operations	$1,847,608	$1,777,309
Distributions to shareholders:(1)
Class A	$(520,235)	$(617,098)
Class C	(144,519)	(147,548)
Class I	(1,502,281)	(691,417)
Total distributions to shareholders	$(2,167,035)	$(1,456,063)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$27,346,708	$15,462,102
Class C	7,003,616	9,630,045
Class I	105,914,341	90,268,161
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	435,827	525,627
Class C	129,411	128,160
Class I	1,271,255	550,030
Cost of shares redeemed
Class A	(8,043,075)	(4,718,853)
Class C	(2,119,614)	(2,779,773)
Class I	(22,231,900)	(14,197,098)
Net increase in net assets from Fund share transactions	$109,706,569	$94,868,401

Net increase in net assets	$109,387,142	$95,189,647

Net Assets
At beginning of period	$136,795,234	$41,605,587
At end of period	$246,182,376	$136,795,234 (2)

(1)	For the year ended March 31, 2018, the source of distributions was from net investment income.

(2)	Includes accumulated distributions in excess of net investment income of $(8,056) at March 31, 2018. The requirement to disclose the corresponding amount as of September 30, 2018 was eliminated.

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Financial Highlights

	Class A
	Six Months Ended September 30, 2018 (Unaudited)		Year Ended March 31,
			2018		2017		2016	2015	2014
Net asset value — Beginning of period	$9.950		$9.830		$10.060		$10.030	$9.900	$10.270

Income (Loss) From Operations
Net investment income(1)	$0.115		$0.212		$0.248		$0.264	$0.271	$0.289
Net realized and unrealized gain (loss)	(0.000	)(2)	0.117		(0.235)		0.027	0.128	(0.372)

Total income (loss) from operations	$0.115		$0.329		$0.013		$0.291	$0.399	$(0.083)

Less Distributions
From net investment income	$(0.115)		$(0.209)		$(0.243)		$(0.261)	$(0.269)	$(0.287)

Total distributions	$(0.115)		$(0.209)		$(0.243)		$(0.261)	$(0.269)	$(0.287)

Net asset value — End of period	$9.950		$9.950		$9.830		$10.060	$10.030	$9.900

Total Return(3)	1.16	%(4)(5)	3.36	%(5)	0.13	%(5)	2.95%	4.06%	(0.77)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55,731		$36,045		$24,526		$35,441	$43,069	$39,604
Ratios (as a percentage of average daily net assets):
Expenses(6)	0.70	%(5)(7)	0.70	%(5)	0.80	%(5)(8)	0.77%	0.77%	0.78%
Net investment income	2.31	%(7)	2.13%		2.48%		2.65%	2.71%	2.91%
Portfolio Turnover	21	%(4)	55%		82%		9%	4%	8%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.02%, 0.15% and 0.22% of average daily net assets for the six months ended September 30, 2018 and the years ended March 31, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.01%.

15	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2018 (Unaudited)		Year Ended March 31,
			2018		2017		2016	2015	2014
Net asset value — Beginning of period	$9.530		$9.410		$9.640		$9.610	$9.480	$9.840

Income (Loss) From Operations
Net investment income(1)	$0.074		$0.131		$0.165		$0.181	$0.188	$0.206
Net realized and unrealized gain (loss)	(0.000	)(2)	0.117		(0.234)		0.027	0.127	(0.362)

Total income (loss) from operations	$0.074		$0.248		$(0.069)		$0.208	$0.315	$(0.156)

Less Distributions
From net investment income	$(0.074)		$(0.128)		$(0.161)		$(0.178)	$(0.185)	$(0.204)

Total distributions	$(0.074)		$(0.128)		$(0.161)		$(0.178)	$(0.185)	$(0.204)

Net asset value — End of period	$9.530		$9.530		$9.410		$9.640	$9.610	$9.480

Total Return(3)	0.78	%(4)(5)	2.64	%(5)	(0.73	)%(5)	2.20%	3.34%	(1.57)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,400		$16,403		$9,324		$10,396	$11,036	$11,152
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.45	%(5)(7)	1.45	%(5)	1.55	%(5)(8)	1.52%	1.52%	1.53%
Net investment income	1.56	%(7)	1.37%		1.72%		1.89%	1.96%	2.16%
Portfolio Turnover	21	%(4)	55%		82%		9%	4%	8%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.02%, 0.15% and 0.24% of average daily net assets for the six months ended September 30, 2018 and the years ended March 31, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.01%.

16	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2018 (Unaudited)		Year Ended March 31,
			2018		2017		2016	2015	2014
Net asset value — Beginning of period	$9.950		$9.830		$10.060		$10.030	$9.900	$10.270

Income (Loss) From Operations
Net investment income(1)	$0.122		$0.226		$0.269		$0.278	$0.286	$0.304
Net realized and unrealized gain (loss)	(0.000	)(2)	0.118		(0.242)		0.027	0.128	(0.372)

Total income (loss) from operations	$0.122		$0.344		$0.027		$0.305	$0.414	$(0.068)

Less Distributions
From net investment income	$(0.122)		$(0.224)		$(0.257)		$(0.275)	$(0.284)	$(0.302)

Total distributions	$(0.122)		$(0.224)		$(0.257)		$(0.275)	$(0.284)	$(0.302)

Net asset value — End of period	$9.950		$9.950		$9.830		$10.060	$10.030	$9.900

Total Return(3)	1.23	%(4)(5)	3.51	%(5)	0.27	%(5)	3.10%	4.21%	(0.62)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$169,051		$84,347		$7,755		$15,931	$13,677	$10,227
Ratios (as a percentage of average daily net assets):
Expenses(6)	0.55	%(5)(7)	0.55	%(5)	0.68	%(5)(8)	0.62%	0.62%	0.63%
Net investment income	2.44	%(7)	2.26%		2.68%		2.79%	2.85%	3.07%
Portfolio Turnover	21	%(4)	55%		82%		9%	4%	8%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.02%, 0.15% and 0.11% of average daily net assets for the six months ended September 30, 2018 and the years ended March 31, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.01%.

17	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business

18

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2018, the Fund, for federal income tax purposes, had capital loss carryforwards of $435,325 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on March 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$253,738,843

Gross unrealized appreciation	$1,614,982
Gross unrealized depreciation	(857,904)

Net unrealized appreciation	$757,078

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.40% of the Fund’s average daily net assets up to $1 billion, and at a reduced rate on daily net assets of $1 billion or more, and is payable monthly. For the six months ended September 30, 2018, the investment adviser fee amounted to $374,652 or 0.40% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 0.70%, 1.45% and 0.55% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after July 31, 2019. Pursuant to this agreement, EVM was allocated $21,504 of the Fund’s operating expenses for the six months ended September 30, 2018.

19

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2018, EVM earned $2,157 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,868 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2018 amounted to $33,968 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2018, the Fund paid or accrued to EVD $70,369 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2018 amounted to $14,074 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2018, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $163,034,681 and $38,295,375, respectively, for the six months ended September 30, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

Sales	2,742,590	1,548,683
Issued to shareholders electing to receive payments of distributions in Fund shares	43,708	52,742
Redemptions	(805,829)	(473,733)

Net increase	1,980,469	1,127,692

20

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

Sales	733,428	1,008,770
Issued to shareholders electing to receive payments of distributions in Fund shares	13,554	13,429
Redemptions	(221,884)	(291,314)

Net increase	525,098	730,885

Class I	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

Sales	10,620,070	9,054,505
Issued to shareholders electing to receive payments of distributions in Fund shares	127,471	55,206
Redemptions	(2,231,411)	(1,423,604)

Net increase	8,516,130	7,686,107

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2018.

Effective October 30, 2018, the Fund renewed its line of credit agreement, which expires October 29, 2019, at substantially the same terms.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$236,789,915	$—	$236,789,915
Tax-Exempt Mortgage-Backed Securities	—	489,209	—	489,209
Taxable Municipal Securities	—	14,065,009	—	14,065,009
Corporate Bonds & Notes	—	3,151,788	—	3,151,788

Total Investments	$—	$254,495,921	$—	$254,495,921

21

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

Nominee for Trustee	Number of Shares
	For	Withheld
Mark R. Fetting	17,697,284	313,153
Keith Quinton	17,697,284	313,153
Marcus L. Smith	17,697,284	313,153
Susan J. Sutherland	17,707,249	303,188
Scott E. Wennerholm	17,697,284	313,153

Results	are rounded to the nearest whole number.

22

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

23

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Short Duration Municipal Opportunities Fund (formerly Eaton Vance Massachusetts Limited Maturity Municipal Income Fund) (the “Fund”), with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

In connection with its approval of the investment advisory and administrative agreement, the Board considered certain previously implemented changes to the Fund’s investment objective, investment strategies and certain investment policies, which became effective November 14, 2016. Prior to these changes, the Fund was required to invest at least 80% of its assets in municipal obligations that are exempt from regular federal income tax and Massachusetts state personal income taxes. Among other things, the Board considered the manner in which such changes, along with related changes to the Fund’s investment adviser from Boston Management and Research to the Adviser, may have affected the services provided under the investment advisory and administrative agreement.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such

24

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Board of Trustees’ Contract Approval — continued

as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board noted that, effective November 14, 2016, the Fund changed its name, investment objective and investment strategies to allow the Fund to (i) employ a more flexible investment approach and invest nationally (i.e., not primarily in issuers exempt from Massachusetts state personal income taxes), (ii) invest in municipal obligations of any duration and credit quality and (iii) shorten the Fund’s dollar-weighted average portfolio duration to 4.5 years or less. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, the Board concluded that, in light of the recent changes to the Fund, additional time is required to evaluate the Adviser’s performance in managing the Fund under its new mandate.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

25

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2018

Officers and Trustees

Officers of Eaton Vance Short Duration Municipal Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Short Duration Municipal Opportunities Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23358    9.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 26, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018